Warrants (Details 1) - Warrants [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Class of Warrant or Right [Line Items]
Common Stock Warrants Outstanding	377,303	511,553
Series 2 Preferred Stock Warrants Outstanding	439	439
Exercise Price $ 11.00 [Member]
Class of Warrant or Right [Line Items]
Exercise Price		$ 11.00
Common Stock Warrants Outstanding		134,250
Series 2 Preferred Stock Warrants Outstanding
Weighted Average Remaining Contractual Life		1 year
Exercise Price $ 10.00 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 10.00	$ 10.00
Common Stock Warrants Outstanding	200,000	200,000
Series 2 Preferred Stock Warrants Outstanding
Weighted Average Remaining Contractual Life	1 year	3 years
Exercise price $ 5.50 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 5.50	$ 5.50
Common Stock Warrants Outstanding	177,303	177,303
Series 2 Preferred Stock Warrants Outstanding
Weighted Average Remaining Contractual Life	3 years	4 years
Exercise price 1,250 [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 1,250	$ 1,250
Common Stock Warrants Outstanding
Series 2 Preferred Stock Warrants Outstanding	439	439
Weighted Average Remaining Contractual Life	5 years	6 years